PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Depreciation expense	$ 41,338	$ 34,837	$ 115,491	$ 98,908	$ 136,322	$ 111,912